Consolidated Statement of Cash Flows - USD ($) $ in Millions		4 Months Ended		8 Months Ended	12 Months Ended
		Dec. 31, 2013		Aug. 31, 2013	Dec. 31, 2015		Dec. 31, 2014
Adjustments to reconcile to net cash used in operating activities:
Foreign exchange loss from remeasurement of Venezuela monetary assets					$ (2)		$ (16)
Cash flows from financing activities:
Cash and cash equivalents, beginning of period					712
Cash and cash equivalents, end of period					546		712
Successor [Member]
Cash flows from operating activities:
Net (loss) earnings		$ (78)			(75)		(118)
Adjustments to reconcile to net cash used in operating activities:
Depreciation and amortization		75			145		199
Pension and other postretirement (income) expense		(61)			(107)		(78)
Stock based compensation		1			18		8
Change in U.S. vacation benefits					(17)
Net gains on sales of businesses/assets		(6)			(4)		(23)
Gain on assets acquired for no monetary consideration					(3)
Foreign exchange loss from remeasurement of Venezuela monetary assets							16
Non-cash restructuring costs, asset impairments and other charges		9			9		13
Reorganization items:
Payment of claims					(10)		(2)
Other non-cash reorganization items, net		3			4		8
Provision (benefit) for deferred income taxes		(2)			6		5
Decrease (increase) in receivables		(72)			15		143
Decrease (increase) in inventories		147			12		4
Decrease in liabilities excluding borrowings		(105)			(109)		(307)
Other items, net		(13)			21		4
Total adjustments		(24)			(20)		(10)
Net cash used in operating activities		(102)			(95)		(128)
Cash flows from investing activities:
Additions to properties		(21)			(43)		(43)
Net proceeds from sales of businesses/assets , net		9			2		18
(Funding) use of restricted cash		93			(10)		68
Marketable securities – purchases							(2)
Net cash (used in) provided by investing activities		81			(51)		41
Cash flows from financing activities:
Repayment of emergence credit facilities		(2)			(4)		(4)
Net proceeds of other borrowings					5		1
Equity transactions of noncontrolling interests		7			(1)		(3)
Treasury stock purchases		(3)			(1)		(1)
Repayment of other borrowings		(40)
Net cash used in financing activities		(38)			(1)		(7)
Effect of exchange rate changes on cash		5			(18)		(38)
Net decrease in cash and cash equivalents		(54)			(165)		(132)
Cash and cash equivalents, beginning of period		898			712	[1]	844	[1]
Cash and cash equivalents, end of period		844	[1]	$ 898	547	[1]	712	[1]
Cash paid for interest and income taxes was:
Interest, net of portion capitalized of $2 as of December 31, 2015, $3 as of December 31, 2014 and $0 as of December 31, 2013 and August 31, 2013.		22			60		65
Income taxes (net of refunds)		18			$ 12		$ 14
Predecessor [Member]
Cash flows from operating activities:
Net (loss) earnings				2,066
Adjustments to reconcile to net cash used in operating activities:
Depreciation and amortization				118
Pension and other postretirement (income) expense				145
Stock based compensation				3
Net gains on sales of businesses/assets				(407)
Loss on early extinguishment of debt				8
Non-cash restructuring costs, asset impairments and other charges				81
Reorganization items:
Non-cash reorganization gain				(1,964)
Payment of claims				(94)
Fresh start adjustments, net				(302)
Other non-cash reorganization items, net				119
Provision (benefit) for deferred income taxes				448
Decrease (increase) in receivables				105
Decrease (increase) in inventories				(27)
Decrease in liabilities excluding borrowings				(595)
Other items, net				(269)
Total adjustments				(2,631)
Net cash used in operating activities				(565)
Cash flows from investing activities:
Additions to properties				(18)
Net proceeds from sales of businesses/assets , net				827
(Funding) use of restricted cash				(134)
Marketable securities – sales				21
Marketable securities – purchases				(17)
Net cash (used in) provided by investing activities				679
Cash flows from financing activities:
Proceeds from Emergence credit facilities				664
Proceeds from Senior and Junior DIP Credit Agreements				450
Repayment of other borrowings				(375)
Proceeds from Rights Offerings				406
Contingent consideration received with sale of business				35
Net cash used in financing activities				(328)
Effect of exchange rate changes on cash				(23)
Net decrease in cash and cash equivalents				(237)
Cash and cash equivalents, beginning of period		$ 898	[1]	1,135
Cash and cash equivalents, end of period	[1]			898
Cash paid for interest and income taxes was:
Interest, net of portion capitalized of $2 as of December 31, 2015, $3 as of December 31, 2014 and $0 as of December 31, 2013 and August 31, 2013.				179
Income taxes (net of refunds)				34
Predecessor [Member] | Original Senior DIP Credit Agreement [Member]
Cash flows from financing activities:
Repayment of other borrowings				(664)
Predecessor [Member] | Junior DIP Credit Agreement Term Loan [Member]
Cash flows from financing activities:
Repayment of other borrowings				$ (844)

[1]	(1)Cash and cash equivalents, end of period includes $546 million of cash reported in the Statement of Financial Position and $1 million of cash reported in Current assets held for sale. There is no cash reported in Current assets held for sale at the beginning or end of any other period.